Offering	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Equity [Abstract]
Offering

Note 12 - Stockholders’ Equity (Deficit)

July 2015 Purchase Agreement and Registration Rights Agreement

On July 24, 2015, the Company entered into a Purchase Agreement, together with a Registration Rights Agreement, with Lincoln Park, an Illinois limited liability company.

Under the terms and subject to the conditions of the Purchase Agreement, the Company has the right to sell to and Lincoln Park is obligated to purchase up to $10.0 million in shares of the Company’s common stock, subject to certain limitations, from time to time, over the 36-month period commencing on September 4, 2015. The Company may direct Lincoln Park, at its sole discretion and subject to certain conditions, to purchase up to 100,000 shares of common stock on any business day, provided that at least one business day has passed since the most recent purchase, increasing to up to 200,000 shares depending upon the closing sale price of the common stock (such purchases, “Regular Purchases”). However, in no event shall a Regular Purchase be more than $500,000. The purchase price of shares of common stock related to the future funding will be based on the prevailing market prices of such shares at the time of sales, but in no event will shares be sold to Lincoln Park on a day the common stock closing price is less than the floor price as set forth in the Purchase Agreement. In addition, the Company may direct Lincoln Park to purchase additional amounts as accelerated purchases if on the date of a Regular Purchase the closing sale price of the common stock is not below the threshold price as set forth in the Purchase Agreement. The Company’s sales of shares of common stock to Lincoln Park under the Purchase Agreement are limited to no more than the number of shares that would result in the beneficial ownership by Lincoln Park and its affiliates, at any single point in time, of more than 9.99% of the then-outstanding shares of the common stock.

In connection with the Purchase Agreement, the Company issued to Lincoln Park 250,000 shares of common stock for no proceeds. The fair value of the 250,000 shares of common stock issued was approximately $163,000 and was recorded as a commitment fee. Pursuant to the Purchase Agreement, in September 2015, the Company issued and sold an additional 300,000 shares of common stock to Lincoln Park at a per share price of $0.45, resulting in gross proceeds of $135,000. As a result of the issuance of the 300,000 shares of common stock, approximately $135,000 of the $163,000 commitment fee was amortized and recorded in additional paid in capital as of September 30, 2015.

The Purchase Agreement and the Registration Rights Agreement contain customary representations, warranties, agreements and conditions to completing future sale transactions, indemnification rights and obligations of the parties. The Company has the right to terminate the Purchase Agreement at any time, at no cost or penalty. Actual sales of shares of common stock to Lincoln Park under the Purchase Agreement will depend on a variety of factors to be determined by the Company from time to time, including, among others, market conditions, the trading price of the common stock and determinations by the Company as to the appropriate sources of funding for the Company and its operations. There are no trading volume requirements or restrictions under the Purchase Agreement. Lincoln Park has no right to require any sales by the Company, but is obligated to make purchases from the Company as it directs in accordance with the Purchase Agreement. Lincoln Park has covenanted not to cause or engage in any manner whatsoever, any direct or indirect short selling or hedging of Company shares.

Proactive Capital Resources Group

In July 2015, 69,231 shares of restricted stock, with a fair value of approximately $45,000, were issued as payment for services to be provided through November 2015 under the Company’s agreement with Proactive Capital Resources Group (see Note 6). The Company recorded approximately $35,000 of expense and approximately $10,000 of prepaid expenses during the three months ended September 30, 2015. The restricted stock vested on August 7, 2015.

May 2015 Private Placement

On May 18, 2015, the Company raised gross proceeds of $1.23 million through the private placement of 1,834,299 units of its securities. Each unit consisted of one share of its common stock and a five-year warrant to purchase one-half of one share of the Company’s common stock. The purchase price for each unit was $0.67. The warrants are exercisable at a price of $0.85 per share. Net proceeds recorded as a result of the private placement was approximately $1,205,000.

Note 12 – Stockholders’ Deficit

December 2014 Rights Offering

On October 20, 2014, the Company filed a Registration Statement on Form S-1 in connection with a $3 million rights offering. On November 4, 2014, the Company’s Registration Statement on Form S-1 related to the Rights Offering was declared effective by the SEC.

The December 2014 rights offering commenced on November 10, 2014 and expired on December 15, 2014. All of the Company’s stockholders and warrant holders were eligible to participate in the rights offering on a pro rata basis based upon their proportionate ownership of the Company’s common stock on a fully-diluted basis. Pursuant to the rights offering, the Company distributed to holders of its common stock and/or warrants one non-transferable subscription right for each share of common stock, and each share of common stock underlying a warrant, held as of November 5, 2014. Each right entitled the holder to purchase 0.11901 of a share of the Company’s common stock at a subscription price of $0.60 per share. The Company rounded up any fractional shares to the nearest whole share.

On December 18, 2014, the Company completed a rights offering which resulted in the issuance of 5,000,000 shares for gross proceeds of $3.0 million. The aggregate net proceeds were approximately $1.1 million, after deducting the repayment of the $1.75 million August 2014 senior secured note, plus $64,000 of accrued interest thereon, issued to Lambda, and an aggregate of $75,000 for reimbursement of Lambda’s legal fees incurred in connection with the August 2014 senior secured note and the rights offering.

March 2014 Rights Offering

On January 7, 2014, the Company filed a Registration Statement on Form S-1 in connection with a $2.8 million rights offering. On February 12, 2014, the Company’s Registration Statement on Form S-1 related to the March 2014 rights offering was declared effective by the SEC. The March 2014 rights offering commenced on February 14, 2014 and expired on March 14, 2014. All of the Company’s stockholders and warrant holders were eligible to participate in the March 2014 rights offering on a pro rata basis based upon their proportionate ownership of the Company’s common stock on a fully-diluted basis. Pursuant to the March 2014 rights offering, the Company distributed to holders of its common stock and/or warrants one non-transferable subscription right for each share of common stock, and each share of common stock underlying a warrant, held as of January 30, 2014. Each right entitled the holder to purchase 0.28673 of a share of the Company’s common stock at a subscription price of $0.30 per share. The Company rounded up any fractional shares to the nearest whole share.

On March 21, 2014, the Company completed the March 2014 rights offering that resulted in gross proceeds of $2.1 million. The aggregate net proceeds were approximately $581,000, after deducting the repayment of the November 2013 $1.5 million senior secured note and the $61,000 of accrued interest thereon.

The Company issued a total of 7,140,823 shares of common stock to the holders of subscription rights who validly exercised their subscription rights, which represents 77% of the total shares offered in the March 2014 rights offering. Fees of approximately $128,000 were also incurred related to the March 2014 rights offering and were recorded as reduction to equity.

May 2013 Rights Offering

On March 4, 2013, the Company filed a Registration Statement on Form S-1 in connection with a $3 million rights offering. On April 17, 2013, the Company’s Registration Statement on Form S-1 related to the May 2013 rights offering was declared effective by the SEC.

The May 2013 rights offering commenced on April 17, 2013 and expired on May 17, 2013. All of the Company’s stockholders and warrant holders were eligible to participate in the Rights Offering on a pro rata basis based upon their proportionate ownership of the Company’s common stock on a fully-diluted basis. Pursuant to the May 2013 rights offering, the Company distributed to holders of its common stock and/or warrants one non-transferable subscription right for each share of common stock, and each share of common stock underlying a warrant, held as of April 4, 2013. Each right entitled the holder to purchase 0.18776 of a share of the Company’s common stock at a subscription price of $0.60 per share. The Company rounded up any fractional shares to the nearest whole share.

On May 22, 2013, the Company completed its May 2013 rights offering which resulted in the issuance of 5,000,000 shares for gross proceeds of $3.0 million. The aggregate net proceeds were approximately $1.4 million, after deducting the repayment of the $1.3 million February 2013 senior secured note, plus $46,800 of accrued interest thereon, issued to Lambda, the payment of an 8% sourcing transaction fee of $104,000 with respect to the February 2013 senior secured note and an aggregate of $100,000 for reimbursement of Lambda’s legal fees incurred in connection with the February 2013 senior secured note and the May 2013 rights offering. Those payments totaling $204,000 are reflected as amortization of debt discount.